INTANGIBLE ASSETS, NET (Narrative) (Details) $ in Thousands	Aug. 06, 2019 USD ($)
Lavie Bio Ltd [Member]
Ifrs Statement [Line Items]
Investments in subsidiaries reported in separate financial statements	$ 10,000